As filed with the Securities and Exchange Commission

                                on March 29, 2000

                        Securities Act File No. 333-31650

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /__/

     Pre-Effective Amendment No. / 1 /    Post-Effective Amendment No. /____/

                        SCUDDER INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

  Caroline Pearson, Esq.                      Sheldon A. Jones, Esq.
  Scudder Kemper Investments, Inc.            Dechert Price & Rhoads
  Two International Place                     Ten Post Office Square - South
  Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.


                      Title of Securities Being Registered:

                         Capital Stock ($.01 par value)
            of Scudder International Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Part A: Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 3, 2000.

Part B: Statement of Additional Information is incorporated by reference to Part B of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 3, 2000.

                           PART C - OTHER INFORMATION

Item 15.          Indemnification.

                  A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation state as follows:

                  TENTH:  Liability and Indemnification

                           To the  fullest  extent  permitted  by  the  Maryland
                  General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                           The   Corporation,   including  its   successors  and
                  assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                           The Corporation  may purchase and maintain  insurance
                  on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                           The rights  provided  to any  person by this  Article
                  shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                           Nothing   in  these   Articles   of   Amendment   and
                  Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

                  Article V of Registrant's Amended and Restated By-Laws states as follows:

                                    ARTICLE V

                          INDEMNIFICATION AND INSURANCE

         SECTION 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         SECTION 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         SECTION 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

         SECTION 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

         SECTION 5. Other Rights. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 16.            Exhibits

(1)                 (a)(1)    Articles  of  Amendment  and  Restatement  of  the
                              Registrant as of January 24, 1991.

                              (Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on form N-1A, as amended (the "Registration Statement").)

                    (a)(2)    Articles  Supplementary  dated September 17, 1992.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 56 to the Registration Statement.)

                    (a)(3)    Articles  Supplementary  dated  December  1, 1992.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 56 to the Registration Statement.)

                    (a)(4)    Articles   Supplementary  dated  August  3,  1994.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 56 to the Registration Statement.)

                    (a)(5) Articles Supplementary dated February 20, 1996. (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 46 to the Registration Statement.)

                    (a)(6) Articles Supplementary dated September 5, 1996. (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 52 to the Registration Statement.)

                    (a)(7)    Articles  Supplementary  dated  December 12, 1996.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 55 to the Registration Statement.)

                    (a)(8)    Articles   Supplementary   dated  March  3,  1997.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 55 to the Registration Statement.)

                    (a)(9)    Articles  Supplementary  dated  December 23, 1997.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 65 to the Registration Statement.)

                    (a)(10)   Articles   Supplementary   dated   March   2,1998.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 65 to the Registration Statement.)

                    (a)(11)   Articles   Supplementary  dated  March  31,  1998.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 65 to the Registration Statement.)

                    (a)(12) Articles of Transfer from Scudder Institutional Fund Inc., dated April 3, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (a)(13)   Articles   Supplementary   dated   June  7,  1999.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 72 to the Registration Statement.)

(2)                 (b)(1)    Amended  and  Restated  By-Laws of the  Registrant
                              dated March 4, 1991. (Incorporated by reference to
                              Post-Effective    Amendment    No.   56   to   the
                              Registration Statement.)

                    (b)(2) Amended and Restated By-Laws of the Registrant dated September 20, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (b)(3) Amended and Restated By-Laws of the Registrant dated December 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (b)(4) Amended and Restated By-Laws of the Registrant dated September 4, 1996. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                    (b)(5) Amended and Restated By-Laws of the Registrant dated December 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement.)

(3)                           Inapplicable.

(4) Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to Part A of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 3, 2000.

(5)                           Inapplicable.

(6)                 (d)(1)    Investment   Management   Agreement   between  the
                              Registrant,  on  behalf of  Scudder  International
                              Fund, and Scudder Kemper  Investments,  Inc. dated
                              September 7, 1998.  (Incorporated  by reference to
                              Post-Effective    Amendment    No.   67   to   the
                              Registration Statement.)

                    (d)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(3) Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(4) Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(5) Investment Management Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(6) Investment Management Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(7) Investment Management Agreement between the Registrant, on behalf of Scudder International Value Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(8) Investment Management Agreement between the Registrant, on behalf of Scudder International Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (7) (e)(1) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (8)       Inapplicable.

(9)                 (g)(1)    Custodian Contract  between  the  Registrant,  on
                              behalf of Scudder Latin  America  Fund,  and Brown
                              Brothers Harriman & Co. dated November 25, 1992.

                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 56 to the Registration Statement.)

                    (g)(2) Custodian Contract between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Brown Brothers Harriman & Co. dated November 25, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(3) Custodian Contract between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Brown Brothers Harriman & Co. dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                    (g)(4) Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated March 7, 1995. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                    (g)(5) Fee schedule for Exhibit (9)(g)(4). (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                    (g)(6) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and Morgan Guaranty Trust Company of New York, Brussels office, dated November 15, 1976. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(7) Fee schedule for Exhibit (9)(g)(6). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(8) Subcustodian Agreement between Brown Brothers Harriman & Co. and The Bank of New York, London office, dated January 30, 1979. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(9) Fee schedule for Exhibit (9)(g)(8). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(10) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and The Chase Manhattan Bank, N.A., Singapore office, dated June 9, 1980. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(11) Fee schedule for Exhibit (9)(g)(10). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.).

                    (g)(12) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and The Chase Manhattan Bank, N.A., Hong Kong office, dated June 4, 1979. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(13) Fee schedule for Exhibit (9)(g)(12). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(14) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and Citibank, N.A. New York office, dated July 16, 1981. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(15) Fee schedule for Exhibit (9)(g)(14). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

(10)                (a)       Rule 12(b)-1 and Administrative Services Plan with
                              respect  to  Scudder  International  Fund  Class R
                              shares.     (Incorporated    by    reference    to
                              Post-Effective    Amendment    No.   72   to   the
                              Registration Statement.)

                    (b) Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement.)

                    (c) Amended Plan with respect to Scudder International Fund pursuant to Rule 18f-3 dated June 7, 1999.
                              (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                    (d) Scudder International Fund, Inc. Amended Plan with respect to Scudder International Fund pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 14, 2000, filed herewith.

(11) Opinion and Consent of Dechert Price & Rhoads is incorporated by reference to Exhibit 11 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 3, 2000.

(12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

(13)                (h)(1)    Transfer Agency and Service  Agreement between the
                              Registrant and Scudder Service  Corporation  dated
                              October 2, 1989.  (Incorporated  by  reference  to
                              Post-Effective    Amendment    No.   56   to   the
                              Registration Statement.)

                    (h)(2) Fee schedule for Exhibit (13)(h)(1). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (h)(3) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation dated June 8, 1995. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                    (h)(4) Letter Agreement between the Registrant and Cazenove, Inc. dated January 23, 1978, with respect to the pricing of securities. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (h)(5) COMPASS and TRAK 2000 Service Agreement between the Registrant and Scudder Trust Company dated October 1, 1995. (Incorporated by reference to
                              Exhibit 9(c)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

                    (h)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to
                              Post-Effective Amendment No. 56 to the Registration Statement.)

                    (h)(7) Administrative Services Agreement between the Registrant and McGladrey & Pullen, Inc. dated September 30, 1995. (Incorporated by reference to
                              Exhibit 9(d)(2) to Post-Effective Amendment No. 47 to the Registration Statement.)

                    (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Fund Accounting Corporation dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                    (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Fund Accounting Corporation dated April 12, 1995 is filed herein. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                    (h)(10) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Latin America Fund, dated May 17, 1995. (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

                    (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, dated May 5, 1995. (Incorporated by reference to Exhibit 9(e)(4) to Post-Effective Amendment No. 47 to the Registration Statement.)

                    (h)(12) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund dated May 8, 1996. (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective Amendment No. 49 to the Registration Statement.)

                    (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International
                              Growth and Income Fund dated June 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (h)(14) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth Fund dated June 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (h)(15) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Value Fund dated June 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (h)(16) Administrative Services Agreement between Scudder International Fund, Inc., on behalf of Scudder International Fund, and Scudder Investors Service Company. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                    (h)(17)   Fee    schedule    for    Exhibit     (13)(h)(16).
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 72 to the Registration Statement.)

                    (h)(18) Agency Agreement between Scudder International Fund, Inc., and Kemper Service Company dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

(14) Consents of PricewaterhouseCoopers LLP are incorporated by reference to Exhibit 14 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 3, 2000.

(15)                          Inapplicable.

(16) Powers of Attorney are incorporated by reference to Exhibit 16 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 3, 2000.

(17)                          Revised Form of Proxy filed herein.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of March, 2000.

                                               SCUDDER INTERNATIONAL FUND, INC.



                                             By:   /s/          Nicholas Bratt
                                             Title: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

   SIGNATURE                            TITLE                    DATE
   ---------                            -----                    ----

/s/ Nicholas Bratt                     President             March 29, 2000
------------------
Nicholas Bratt

/s/ Sheryle J. Bolton*                 Director              March 29, 2000
---------------------
Sheryle J. Bolton

/s/ William T. Burgin*                 Director              March 29, 2000
----------------------
William T. Burgin

/s/ Keith R. Fox*                      Director              March 29, 2000
-----------------
Keith R. Fox

/s/ William H. Luers*                  Director              March 29, 2000
---------------------
William H. Luers

/s/ Kathryn L. Quirk*           Director, Vice President     March 29, 2000
---------------------           and Assistant Secretary
Kathryn L. Quirk

/s/ Joan E. Spero*                     Director              March 29, 2000
------------------
Joan E. Spero

/s/ John R. Hebble              Treasurer (Principal         March 29, 2000
------------------              Financial and Accounting
John R. Hebble                  Officer)


*By:     /s/ Sheldon A. Jones             March 29, 2000
         --------------------
         Sheldon A. Jones
         Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically on March 3, 2000.